The table below shows the equity interests acquired (Details)	12 Months Ended
Dec. 31, 2021
Brownfield Investment Holding L Itda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
[custom:InvestorInAssociate]	Copel GeT
Ventos D E Serra Do Mel B S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	68.84%
[custom:InvestorInAssociate]	Copel GeT
Ventos D E Serra Do Mel B S A 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	31.16%
[custom:InvestorInAssociate]	Brownfield
Eol potiguar B61SPESA [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	99.99992%
[custom:InvestorInAssociate]	Copel GeT
Eol Potiguar B 61 S P E S A 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	0.00008%
[custom:InvestorInAssociate]	Brownfield
Eol Potiguar B 141 S P E S A One [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
[custom:InvestorInAssociate]	Ventos de Serra do Mel
Eol Potiguar B 142 S P E S A One [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
[custom:InvestorInAssociate]	Ventos de Serra do Mel
Eol Potiguar B 143 S P E S A One [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
[custom:InvestorInAssociate]	Ventos de Serra do Mel
Eol Ventosde Vila Paraiba I V S P E S A 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
[custom:InvestorInAssociate]	Ventos de Serra do Mel
Brownfield Investment Holding L Itda [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Brownfield Investment Holding Lltda. (Brownfield)
Ventos D E Serra Do Mel B S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Ventos de Serra do Mel B S.A.
Eol potiguar B61SPESA [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Eol Potiguar B61 SPE S.A.
Eol Potiguar B 141 S P E S A One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Eol Potiguar B141 SPE S.A.
Eol Potiguar B 142 S P E S A One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Eol Potiguar B142 SPE S.A.
Eol Potiguar B 143 S P E S A One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Eol Potiguar B143 SPE S.A.
Eol Ventosde Vila Paraiba I V S P E S A 1 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Eol Ventos de Vila Paraíba IV SPE S.A.